August 19, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed June 26, 2009 for the FMX Total Return Fund and the FMX Growth Allocation Fund (the “Funds”), each a series of the Starboard Investment Trust (File Nos. 333-159484 and 811-22298) (“Amendment”)

Ladies and Gentlemen:

On behalf of our client, Starboard Investment Trust (the “Trust”), below please find the Trust’s responses to the comments of Mr. Kevin Rupert, Examiner, Division of Investment Management, presented in a letter dated June 22, 2009, regarding the Trust’s Registration Statement. We have also included responses to oral comments regarding the Amendment made by Mr. Rupert in a telephone conversation on July 14, 2009. Per Mr. Rupert’s request, his comments and the Company’s responses to comments are provided below. We have also enclosed herewith for filing, in electronic format, on behalf of the Trust, pursuant to: (1) the Securities Act of 1933, as amended; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T, Pre-Effective Amendment No. 3 to the Registration Statement of the Trust.

I.     General

1.          Comment: You noted that portions of the Registration Statement are incomplete and that the financial statements and many exhibits have been omitted.

Response: As of the date of the Registration Statement, the Trust had not yet had its organizational board of trustees meeting; however, the meeting has subsequently been held, and, other than the financial statements, which are currently being audited by the Trusts auditors, the missing or omitted portions of the Registration Statement are complete in the attached version.

II.     Prospectus

2.          Comment: You requested that, in the second to last sentence in the first full paragraph in the section “Principal Investment Strategy” on page 3 of the Prospectus, the Funds provide an explanation of the investment policies and practices of the funds in which the Funds invests that are not described in the Prospectus.

Response: The Funds have removed the last two sentences of the first full paragraph in the section “Principal Investment Strategy” on page 3 of the Prospectus. The Funds will primarily invest in Portfolio Funds that have an investment objective similar to the Funds or that are otherwise permitted investments under the Funds’ investment policies. The Funds have also added (in red) a more detailed

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description of the types of investments of each portfolio funds in which each Fund may invest at the end of the first full paragraph under “Principal Investment Strategy” on page 3 of the Prospectus as follows:

“Each Fund will invest primarily in Portfolio Funds that have an investment objective similar to the applicable Fund’s or that are otherwise permitted investments under the applicable Fund’s investment policies. For the FMX Growth Allocation Fund the Portfolio Funds’ investments generally will include, but are not limited to, equity securities. For the FMX Total Return Fund the Portfolio Funds’ investments generally will include, but are not limited to, fixed income securities (such as bonds, corporate debt securities, convertible securities, TIPS and other treasuries).”

In addition, the Fund has added corresponding risk factors for the more detailed description of the types of investments of each portfolio funds in which each Fund may invest in the section “Principal Risks of Investing in the Funds” on page 6 of the Prospectus as follows:

“Inflation Risk.  Fixed income securities are subject to inflation risk. Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio.

Risks of Investing in Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Risks of Investing in Convertible Securities. Convertible securities are fixed income securities that a Portfolio Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Portfolio Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Portfolio Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Portfolio Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of

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the underlying equity securities. However, convertible securities permit the Portfolio Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

Risks of Investing in TIPS. The FMX Total Return Fund is subject to certain risks to the extent that the Portfolio Funds invest in Treasury Inflation-Protected Securities (TIPS).  TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation.  The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI).  If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent.  If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise.  However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.”

3.          Comment: You requested that, in the second full paragraph in the section “Principal Investment Strategy” on page 3 of the Prospectus, the Funds describe in more detail the difference in the risk of investing in each Fund versus each Fund’s target index.

Response: The Fund has modified (in red) the second full paragraph in the section “Principal Investment Strategy” on page 3 of the Prospectus as follows:

“The Advisor uses a proprietary screening process to select Portfolio Funds for investment. The screening process includes analysis of sector and asset allocations, total returns, and risk data. The Advisor will seek to construct portfolios that achieve each Fund's investment objective while assuming risk that is: (1) no greater than the BarCap US Aggregate Index for the FMX Total Return Fund and (2) no more than 20% greater than the S&P 500 Index for the FMX Growth Allocation Fund.  The Advisor will generally sell a Portfolio Fund when a more attractive investment opportunity is identified or a Fund’s portfolio needs to be rebalanced.”

4.          Comment: You requested that the Funds disclose whether they intend to buy shares in funds that are concentrated in certain sectors and, if so, to describe what sectors they may be.

Response: The Funds do not intend to buy shares of funds that are concentrated in certain sectors. The Funds have added the following (in red) to the section “Principal Risks of Investing in the Funds – Concentration Risk” on page 5 of the Prospectus:

“Concentration Risk. Although the Funds do not intend to purchase shares of Portfolio Funds that are concentrated in any one sector, because the Portfolio Funds may hold securities of a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting a Fund to sector concentration risk...”

5.          Comment: You requested that the Funds remove the words “tend to” from the second sentence in the section “Principal Risks of Investing in the Funds – Leverage Risk” on page 5 of the Prospectus.

                      Response: The Fund has made the change requested.

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6.          Comment: You requested that the Funds confirm whether the Acquired Fund Fees and Expenses shown in the Fee Table on page 9 of the Prospectus are correct.

Response: The Acquired Fund Fees and Expenses shown in the Fee Table on page 9 of the Prospectus have been modified as follows:

“Annual Fund Operating Expenses for the Funds
(expenses that are deducted from Fund assets as a % of net assets)

	Growth Allocation	Total Return
Management Fees [2]	0.95%	0.70%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%
Other Expenses [3]	0.50%	0.50%
Acquired Fund Fees and Expenses [4]	1.02%	0.70%
Total Annual Fund Operating Expenses [5]	2.47%	1.90%”

7.          Comment: You requested that, in the section “Redeeming Your Shares – Miscellaneous” on page 19 of the Prospectus, the Funds modify the first sentence to indicate that the payment of redemption proceeds (rather than the redemption request) involving recently purchased shares may be delayed until the check for the recently purchased shares has cleared.

Response: The Funds have modified the first sentence in the section “Redeeming Your Shares – Miscellaneous” on page 19 of the Prospectus to read as follows:

“Miscellaneous. The Fund reserves the right to delay the distribution of redemption proceeds involving recently purchased shares until the check for the recently purchased shares has cleared...”

8.          Comment: You requested that the Funds provide the specific risk disclosure required by Item 4(b)(1)(i) of Form N-1A as to “loss of money”.

Response: The specific risk disclosure that you have requested that the Funds add to the section titled “Principal Risks of Investing in the Funds” in the Prospectus appears to be the one required by Item 2(c)(1)(i) rather than Item 4(b)(1)(i) of Form N-1A. The Fund has already included the required risk disclosure in the first sentence of the section titled “Principal Risks of Investing in the Funds” on page 3 of the Prospectus.

9.          Comment: You requested that, in the section “Fees and Expenses of the Fund” under the table entitled “Annual Fund Operating Expenses for the Fund”on page 9 of the Prospectus, the Fund replace the parenthetical phrase “(expenses that are deducted from Fund assets)” with “(as a % of net assets)”.

Response: The existing parenthetical “(expenses deducted from Fund assets)” is the parenthetical provided in Item 3 of Form N-1A. In order to be consistent with Item 3, the Fund has added the requested parenthetical to the existing parenthetical rather than replacing it.

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14.        Comment: You requested that, in the section “Management of the Fund – Other Expenses” on page 12 of the Prospectus, the Funds revise the statement regarding general Trust expenses to state that none will be incurred during the Funds’ first year, or revise the fee table to include such expenses.

Response: The fee table on page 9 of the Prospectus in the section “Fees and Expenses of the Fund” currently includes, under “Other Expenses” and footnote 5, an estimate of the general Trust expenses that will be allocated to the Fund during the first fiscal year.

15.        Comment: You requested that, in the first sentence of the first paragraph in the section “Buying or Selling Shares Through a Financial Intermediary”on page 14 of the Prospectus, the Fund add the word “authorized” before financial intermediaries.

                     Response: The Fund has made the change requested.

16.        Comment: You requested that, due to the explanation that the Funds may pass on charges that the custodian may charge the Funds for wire transfers to a redeeming shareholder found in fourth paragraph of the section “Redeeming Your Shares – Telephone and Bank Wire Redemptions” on page 18 of the Prospectus, the Funds add a specific fee table disclosure regarding the possible wiring fee.

Response: The Funds have added the following statement in a new footnote 1 to the fee table on page 9 of the Prospectus: “While the Funds do not charge a redemption fee, the Funds may require reimbursement from investors who request that their redemptions be wired for wiring fees charged to the Funds by its custodian.  Such wiring fees generally shall not exceed $20.”

III.      Statement of Additional Information

17.        Comment: You requested that, in the section “Other Investment Policies” in the Statement of Additional Information (“SAI”), the Funds modify certain sections to indicate that they are not principal investment strategies of the Funds.

Response: The Funds have modified (in red) the first paragraph of the section “Other Investment Policies” on page 2 of the SAI to clarify that some of the sections are not principal investment strategies of the Funds:

“Starboard Investment Trust (“Trust”) was organized on May 13, 2009 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. The FMX Growth Allocation Fund and the FMX Total Return Fund (each a “Fund” and collectively, “Funds”) are separate diversified series of the Trust. The Funds’ investment advisor is FolioMetrix, LLC (the “Advisor” or “FolioMetrix”). The Prospectus describes each Fund’s investment objective and principal investment strategy, as well as the principal investment risks of the Funds. The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by the Funds but are not principal investment strategies of the Funds. Attached to the Statement of Additional Information is Appendix A, which contains descriptions of the rating

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symbols used by nationally recognized statistical rating organizations for securities in which the Funds may invest.”

18.        Comment: You requested that the Funds add a statement regarding the Funds’ compliance with the requirements of Section 18(f) of the Investment Company Act of 1940 (the “1940 Act”) and SEC Release 10666 to the SAI.

Response: The Funds have added the following statement (in red) to first sentence in the fourth paragraph of the section “Other Investment Policies – Short Sales” on page 7 of the SAI:

“To the extent the Funds sell securities short, the Funds will, in compliance with Section 18 of the 1940 Act and SEC Release 10666, segregate liquid assets (such as cash and U.S. Government securities) on the Funds’ books or in a segregated account at the Funds’ custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest, and transaction costs due to the broker-dealer lender...”

19.        Comment: You requested that the Funds remove the reference to the receipt of additional fees from the section “Management and Other Service Providers – Distributor” on page 19 of the SAI.

                      Response: The Funds have made the change requested.

20.        Comment: You requested that the Funds update the securities lending discussion to include recent market developments, and the impact, if any, of these current events on securities lending risks and practices.

Response: The Funds have added the following to the end of the section “Other Investment Policies – Lending of Portfolio Securities” on page 9 and 10 of the SAI:

“Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk will be increased if a continuation of the current downturn in the economic conditions in the United States and around the world, particularly the recent failures of several major financial services firms, causes further declines in the securities markets and/or causes further financial instability in the borrowers or lending agents. This risk is increased when the Funds’ loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers the Funds may use, and the Funds may lend securities to only one or a small group of borrowers. Funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower.”

21.        Comment: You requested that, on page 10 of the SAI under “Investment Limitations – Fundamental Restrictions”, the Funds expand the disclosure regarding the limitations imposed by the 1940 Act to be clearly understandable without the necessity of reading and interpreting the applicable sections of the 1940 Act.

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Response: The Funds have revised the end of the section “Investment Restrictions – Fundamental Restrictions” on page 11 of the SAI to add the following two paragraphs:

“Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities (“Permitted Senior Securities”), such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.

The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).”

22.        Comment: You requested that the Funds include a fundamental concentration policy in the section “Investment Restrictions – Fundamental Restrictions” on page 10 of the SAI.

Response: The Fund has added the following additional limitation to the section “Investment Restrictions – Fundamental Restrictions” on page 11 of the SAI:

“(9)     With respect to 75% of its total assets, the Funds may not: (i) purchase 10% or more of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, 5% or more of the Funds’ total assets would be invested in that issuer’s securities.  This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.  Additionally, the Funds will limit the aggregate value of holdings of a single industry or group of industries (except U.S. Government and cash items, as defined in the Code) to a maximum of 25% of the Funds’ total assets.”

23.        Comment: You requested that the Funds revise the last paragraph of the section “Investment Restrictions – Fundamental Restrictions” on page 11 of the SAI to take into account the requirements of Section 18(f)(1) of the 1940 Act.

                      Response: The Fund has revised the applicable paragraph (in red) as follows:

“With respect to the fundamental investment restrictions above (other than those involving Permitted Senior Securities), if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).”

24.        Comment: You noted that the disclosure of Fund Officers and Trustees in the registration statement is incomplete and that the registration statement was signed by a single trustee.

Response: As noted in the Funds’ response to Comment 1 above, as of the date of the Registration Statement, the Trust had not yet had its organizational board of trustees meeting; however, the meeting has subsequently been held, and the missing or omitted portions of the Registration Statement are complete in the attached version. In addition, as of the date of the Registration Statement, there was

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only one trustee of the Trust, which is the individual who executed the Registration Statement. The current version of the Registration Statement includes the signatures of all of the Trust’s Board of Trustees, each of which were elected subsequent to the filing of the Registration Statement.

In submitting this correspondence, the Trust acknowledges that: (i) the Trust is responsible for the adequacy and accuracy of the disclosure in the filings; (ii) staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and (iii) the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any persona under the federal securities laws of the United States.

Please contact Tanya L. Goins at (404) 529-8308 with any questions or comments regarding this filing.

                                                                          Sincerely,

                                                                           Tanya L. Goins

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